Description of Business and Summary of Significant Accounting Policies (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Accounts Receivable, Net [Abstract]
Reserves for potential credit losses	$ 0	$ 0
Accounts receivable	$ 88	$ 148
Earnings Per Share [Abstract]
Reverse stock split	1-for-5
Stock-Based Compensation [Abstract]
Vesting period of equity awards	4 years
Stock options expiry period	10 years
Purchase price of shares to fair market value (in hundredths)	85.00%